Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BMO 2026-5C15 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-5C15
Amount Registered | shares	553,359,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 553,359,000
Amount of Registration Fee	$ 76,418.88
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.